                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02979

Morgan Stanley Tax-Exempt Securities Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
       (Address of principal executive offices)                   (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: December 31, 2005

Date of reporting period: September 30, 2005

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY TAX-EXEMPT SECURITIES TRUST
PORTFOLIO OF INVESTMENTS September 30, 2005 (unaudited)

      PRINCIPAL
      AMOUNT IN                                                                         COUPON       MATURITY
      THOUSANDS                                                                          RATE          DATE                VALUE
      ---------                                                                          ----          ----                -----

                     TAX-EXEMPT MUNICIPAL BONDS (94.6%)
                   General Obligation  (9.9%)
                   North Slope Borough, Alaska,
       $3,000           Ser 2000 B (MBIA)                                                 0.00%    06/30/09           $2,643,720
        9,500           Ser 1999 A (MBIA)                                                 0.00        06/30/10            8,026,455
       25,000           Ser 2000 B (MBIA)                                                 0.00        06/30/11           20,225,500
        5,000      California, Various Purpose Dtd 04/01/02                               6.00        04/01/19            5,889,150
                   Connecticut,
        4,000           College Savings 1989 Ser A                                        0.00        07/01/08            3,670,240
        5,000           Refg 2002 Ser E Ser PA 1056 B RITES (FSA)                         8.02++++    11/15/11            6,147,850
       15,000           Refg 2002 Ser E Ser PA 1056 A RITES (FSA)                         8.02++++    11/15/13           18,641,100
                   Chicago, Illinois,
        5,000           Refg Ser 1995 A-2 (Ambac)                                         6.25        01/01/14            5,850,850
        2,000           Refg 2001 A (MBIA)                                                0.00 #      01/01/17            1,705,540
        4,280      Chicago Park District, Illinois, Ser 2004 A (Ambac)                    5.00        01/01/26            4,478,849
        3,000      Clark County, Nevada, Transportation Ser 1992 A (Ambac)                6.50        06/01/17            3,666,960
                   New York City, New York,
        5,500           2005 Ser F-1                                                      5.00        09/01/18            5,833,135
        2,000           2005 Ser G                                                        5.00        12/01/25            2,082,720
        5,000      New York State, Refg Ser 1995 B                                        5.70        08/15/10            5,061,200
       10,000      South-Western City School District, Ohio, Ser 1999 (Ambac)             4.75        12/01/19           10,418,300
                   Pennsylvania,
        5,000           RITES PA - 1112 A (MBIA)                                          6.997++++   01/01/18            5,683,400
        5,000           RITES PA - 1112 B (MBIA)                                          6.997++++   01/01/19            5,896,100
        5,000      South Carolina Public Service Authority, Refg Ser 2002 D (FSA)         5.00        01/01/21            5,296,950
        -----                                                                                                           -----------
      118,280                                                                                                           121,218,019
      -------                                                                                                           -----------

                   Educational Facilities Revenue  (4.4%)
        4,000      California Public Works Board, University of California 1993 Refg      5.50        06/01/21            4,004,120
                        Ser A
        1,000      University of Idaho, Student Fee Ser H (FGIC)                          5.25        04/01/31            1,062,210
        2,000      Maryland Health & Educational Facilities Authority, The Johns          5.125       07/01/20            2,116,480
                        Hopkins University Refg Ser 1998
          400      Massachusetts Industrial Finance Agency, College of the Holy           5.50        03/01/16              411,908
                        Cross 1996 Issue (MBIA)
                   New York State Dormitory Authority,
        5,000           City University Ser 2000 A (Ambac)                                6.125       07/01/13            5,630,900
        2,000           State University 1990 Ser                                         7.50        05/15/13            2,484,720
        5,000           State University 1993 Ser                                         5.25        05/15/15            5,507,600
       11,000      North Carolina Capital Facilities Finance Agency,                      5.00        10/01/41           11,461,560
                         Duke University Ser 2005 A
        2,000      University of North Carolina at Wilmington, Student Housing            5.00        06/01/31            2,084,760
                        Ser 2005 COPs (FGIC)
       10,000      Texas State University, Ser 1998 A (FSA)                               5.125       03/15/18           10,402,200
        3,500      University of Texas, Ser 2004 D                                        5.00        08/15/25            3,680,320
                   University of West Virginia,
        2,000           Ser C 2004 (FGIC)                                                 5.00        10/01/27            2,104,360
        2,000           Ser C 2004 (FGIC)                                                 5.00        10/01/28            2,101,320
        -----                                                                                                             ---------
       49,900                                                                                                            53,052,458
       ------                                                                                                            ----------

                    Electric Revenue  (12.2%)
                    Salt River Project Agricultural Improvement & Power District,
                         Arizona,
       25,000           Refg 1993 Ser C (Secondary MBIA)                                  5.50        01/01/10           27,231,750
        2,500           Refg 2002 Ser A                                                   5.25        01/01/19            2,714,150
        9,000      Southern California Public Power Authority, Mead-Adelanto              7.02++++    07/01/15           10,740,870
                        1994 A(Ambac)
       15,000      Colorado Springs, Colorado, Utilities Refg Ser 2002 (Ambac)            5.375       11/15/20           16,412,850
        9,420      Georgia Municipal Electric Power Authority,  Fifth Ser                 6.50        01/01/17           11,266,697
                        (Secondary MBIA)
        4,000      Indiana Municipal Power Agency, Power Supply 2004 Ser A (FGIC)         5.00        01/01/32            4,163,560
        3,050      Wyandotte County/Kansas City, Kansas, Utility Ser 2004 B (FSA)         5.00        09/01/27            3,217,079
        5,000      Long Island Power Authority, New York, Ser 2000 A (FSA)                0.00        06/01/17            3,085,400
                   North Carolina Municipal Power Agency,
        5,000           Catawba Ser 1998 A (MBIA)                                         5.50        01/01/15            5,618,150
        4,000           Catawba Ser 2003 A (MBIA)                                         5.25        01/01/19            4,327,520
       15,000      Puerto Rico Electric Power Authority, Power Ser O                      0.00        07/01/17            9,213,750
       10,000      Memphis, Tennessee, Ser 2003 A (MBIA)                                  5.00        12/01/17           10,694,100
       15,000      Intermountain Power Agency, Utah, Refg 1997 Ser B (MBIA)               5.75        07/01/19           15,916,650
        3,000      Chelan County Public Utility District #1, Washington, Hydro Ser        5.60        07/01/32            3,106,260
                        1997 A (AMT)
                   Grant County Public Utility District #2, Washington,
        5,000           Refg Ser 2001 H (FSA)                                             5.375       01/01/18            5,421,300
        5,000           Wanapum Hydro Refg Ser A 2005                                     5.00        01/01/38            5,189,100
        7,330      Seattle Municipal Light & Power, Washington, Impr & Refg Ser 2001      5.50        03/01/18            7,977,972
                        (FSA)
        3,000      Washington Public Power Supply System, Project #2 Refg Ser 1994 A      0.00        07/01/09            2,638,590
        -----           (FGIC)                                                                                            ---------
      145,300                                                                                                            148,935,748
      -------                                                                                                            -----------

                   Hospital Revenue  (8.5%)
        2,220      Birmingham-Carraway Special Care Facilities Financing Authority,       5.875       08/15/15            2,268,662
                        Alabama, Carraway Methodist Health Ser 1995 A (Connie Lee)
        2,000      University of Arkansas, UAMS Campus Ser 2004 B (MBIA)                  5.00        11/01/34            2,092,820
        2,500      California Statewide Communities Development Authority,                5.00        07/01/35            2,561,500
                        Huntington Memorial Hospital Ser 2005
        3,000      Highlands County Health Facilities Authority, Florida,                 5.00        11/15/30            3,070,470
                        (WI) Adventist Health Ser B
        5,000      Illinois Health Facilities Authority, Loyola University                6.00        07/01/21            5,325,200
                        Health Ser 2001 A
        5,980      Indiana Health Facilities Authority, Community Health,                 5.00        05/01/25            6,281,811
                        Ser 2005 A (Ambac)
        6,000      Maryland State Health & Higher Educational Facilities Authority,       5.50        08/15/33            6,302,460
                        Medstar Health Refg Ser 2004
        3,000      Massachusetts Health & Higher Educational Facilities Authority,        5.00        07/01/33            2,997,540
       10,000      Missouri Health & Educational Facilities Authority, Barnes-Jewish/     5.25        05/15/14           10,884,700
                         Christian Health Ser 1993 A
        3,000      University of Missouri, Health Ser 1996 A (Ambac)                      5.50        11/01/16            3,130,140
                   Henderson, Nevada,
       10,065           Catholic Health West 1998 Ser A                                   5.375       07/01/26           10,307,969
        2,000           Catholic Health West 1998 Ser A                                   5.125       07/01/28            2,024,220
                   New Jersey Health Care Facilities Financing Authority,
        9,000           Robert Wood Johnson University Hospital Ser 2000                  5.75        07/01/25            9,676,980
        2,000           St Barnabas Health Refg Ser 1998 B (MBIA)                         5.25        07/01/18            2,126,060
       10,000      New York State Dormitory Authority, Memorial Sloan-Kettering           5.00        07/01/34           10,340,100
                        Cancer Center 2003 Ser I
        3,000      Erie County, Ohio,  Firelands Regional Medical                         5.625       08/15/32            3,141,510
                        Center Ser 2002
        5,000      Lorain County, Ohio, Catholic Health Ser 9 2001 A                      5.25        10/01/33            5,178,900
        5,000      Lehigh County General Purpose Authority, Pennsylvania, St Luke's       5.375       08/15/33            5,176,450
                        of Bethlehem Hospital Ser A 2003
        4,500      South Carolina Jobs Economic Development Authority, Palmetto           6.875       08/01/27            5,125,545
                        Health Alliance Refg Ser 2003 C
        5,000      North Central Texas Health Facilities Development Corporation,         5.45        04/01/15            5,190,750
        -----           University Medical Center Inc Ser 1997 (FSA)                                                      ---------
       98,265                                                                                                           103,203,787
       ------                                                                                                           -----------

                   Industrial Development/Pollution Control Revenue  (6.7%)
                   Golden State, California,
        4,000           Tobacco Securitization Corporation Ser 2005 A                     5.00        06/01/29            4,138,360
       10,000           Tobacco Securitization Corporation Ser 2005 A                     5.00        06/01/45           10,164,200
       10,000      Michigan Strategic Fund, Detroit Edison Co Ser 1999 B (AMT)            5.65        09/01/29           10,464,000
                   New Jersey Economic Development Authority,
        6,000           Continental Airlines Inc Ser 1999 (AMT)++                         6.625       09/15/12            5,559,900
        4,000           Continental Airlines Inc Ser 1999 (AMT)                           6.25        09/15/19            3,411,600
                   New York City Industrial Development Agency, New York,
        6,000           7 World Trade Center LLC Ser A                                    6.25        03/01/15            6,430,080
        5,000           7 World Trade Center LLC Ser A                                    6.50        03/01/35            5,361,150
        6,000      New York Counties Tobacco Trust IV Ser 2005 A                          5.00        06/01/45            5,797,920
        3,000      Westchester Tobacco Asset Securitization Corporation,                  5.125       06/01/38            3,002,040
                        New York, Ser 2005
        5,000      Brazos River Authority, Texas, TXU Electric Co Ser 1999 C (AMT)        7.70        03/01/32            5,912,500
       10,000      Sabine River Authority, Texas, TXU Electric Co Refg Ser 2001 B         5.75        05/01/30           10,702,500
                        (AMT) (Mandatory Tender 11/01/11)
        1,000      Tobacco Settlement Financing Corporation, Virginia, Ser 2005           5.50        06/01/26            1,042,180
       10,000      Weston, Wisconsin, Wisconsin Public Service Co Refg Ser 1993 A         6.90        02/01/13           10,129,600
       ------                                                                                                            ----------
       80,000                                                                                                            82,116,030
       ------                                                                                                            ----------

                   Mortgage Revenue - Multi-Family  (0.6%)
                   New York City Housing Development Corporation, New York,
        3,564           Ruppert Project - FHA Ins Sec 223F                                6.50        11/15/18            3,746,856
        3,406           Stevenson Commons Project - FHA Ins Sec 223F                      6.50        05/15/18            3,580,434
        -----                                                                                                             ---------
        6,970                                                                                                             7,327,290
        -----                                                                                                             ---------

                   Mortgage Revenue - Single Family  (1.8%)
       10,290      Alaska Housing Finance Corporation, 1997 Ser A (MBIA)                  6.00        06/01/27           10,764,163
        2,075      California Housing Finance Agency, Home 1983 Ser B                     0.00        08/01/15              917,171
                   Colorado Housing & Finance Authority,
          175           1997 Ser B-2 (AMT)                                                7.00        05/01/26              175,814
          415           1998 Ser A-2 (AMT)                                                6.60        05/01/28              422,279
          275           1997 Ser C-2 (AMT)                                                6.875       11/01/28              284,644
        2,485      Hawaii Housing Finance & Development Corporation, Purchase             5.75        07/01/30            2,499,214
                        1997 Ser A (AMT)
                   Chicago, Illinois,
           60           GNMA-Backed Ser 1997 A (AMT)                                      7.25        09/01/28               60,882
          130           GNMA-Backed Ser 1997 B (AMT)                                      6.95        09/01/28              131,773
           20      Massachusetts Housing Finance Agency, Housing Ser 21 (AMT)             7.125       06/01/25               20,022
                   Missouri Housing Development Commission,
          345           Homeownership 1996 Ser C (AMT)                                    7.45        09/01/27              349,871
          130           Homeownership 1997 Ser A-2 ( AMT)                                 7.30        03/01/28              131,464
          720           Homeownership 1997 Ser C-1                                        6.55        09/01/28              736,999
           95           Homeownership 1998 Ser B-2 (AMT)                                  6.40        03/01/29               97,346
          285           Homeownership Ser 2000 B-1 (AMT)                                  7.45        09/01/31              293,804
          860      New Hampshire Housing Finance Authority, Mortgage Acquisition          6.70        07/01/29              866,562
                        2000 Ser B (AMT)
        4,065      Ohio Housing Finance Agency, Residential 1996 Ser B-2 (AMT)            6.10        09/01/28            4,099,349
        -----                                                                                                             ---------
       22,425                                                                                                            21,851,357
       ------                                                                                                            ----------

                   Nursing & Health Related Facilities Revenue  (0.2%)
          200      Marion, Iowa, AHF/Kentucky-Iowa Inc Ser 2003                           6.50##       01/01/29             199,262
          405      Kentucky Economic Development Financing Authority,                     6.50##       01/01/29             407,872
                        AHF/Kentucky-Iowa Inc Ser 2003
        1,710      Chester County Industrial Development Authority, Pennsylvania,         8.50         05/01/32           1,728,844
        -----           RHA/PA Nursing Home Inc Ser 1989                                                                  ---------
        2,315                                                                                                             2,335,978
        -----                                                                                                             ---------

                   Public Facilities Revenue (3.1%)
         3,710     Jefferson County, Alabama, School Ser 2004-A                           5.25        01/01/23            3,923,362
         9,000     Arizona School Facilities Board, Ser 2001                              5.50        07/01/18            9,981,990
         2,000     North City West School Facilities Authority, California,               6.00        09/01/19            2,092,960
                        Community District #1 Special Tax Ser 1995 B (FSA)
         2,500     Jacksonville, Florida, Sales Tax Ser 2001 (Ambac)                      5.50        10/01/17            2,753,675
         2,500     Miami-Dade County, Florida, Ser 2005 B (MBIA)                          0.00###     10/01/35            2,152,200
         3,495     Illinois, Civic Center Dedicated Tax Ser 1991 (Ambac)                  6.25        12/15/20            4,230,942
         4,000     Michigan, 525 Redevco Inc COPs (Ambac)                                 5.50        06/01/27            4,305,600
         3,000     Albuquerque, New Mexico, Gross Receipts Lodgers' Tax Refg Ser          5.00        07/01/37            3,115,020
                        2004 A (FSA)
         5,000     Ohio Building Authority, 2001 Ser A (FSA)                              5.50        10/01/18            5,501,700
         -----                                                                                                            ---------
        35,205                                                                                                           38,057,449
        ------                                                                                                           ----------

                   Recreational Facilities Revenue  (2.3%)
         1,650     Metropolitan Football Stadium District, Colorado, Sales Tax            0.00        01/01/11            1,362,372
                        Ser 1999 A (MBIA)
         9,000     Mashantucket (Western) Pequot Tribe, Connecticut, Special 1997         5.75        09/01/27            9,277,470
                        Ser B (a)
        20,000     Metropolitan Pier & Exposition Authority, Illinois,                    0.00####    06/15/22           12,197,600
                        Refg Ser 2002 B (MBIA)
         5,000     Hamilton County, Ohio, Sales Tax Ser 2000 (Ambac)                      5.25        12/01/32            5,312,500
         -----                                                                                                            ---------
        35,650                                                                                                           28,149,942
        ------                                                                                                           ----------

                   Resource Recovery Revenue (0.4%)
         5,000     Northeast Maryland Waste Disposal Authority, Montgomery County         5.50        04/01/16            5,429,700
         -----          Ser 2003 (AMT) (Ambac)                                                                            ---------

                   Retirement & Life Care Facilities Revenue  (0.7%)
                   Riverside County Public Financing Authority, California,
         2,000          Air Force Village West Inc COPs                                   5.75        05/15/19            2,082,960
         3,900          Air Force Village West Inc COPs                                   5.80        05/15/29            4,033,185
         2,000     Montgomery County, Pennsylvania, White Marsh Ser 2005                  6.125       02/01/28            2,090,140
         -----                                                                                                            ---------

         7,900                                                                                                            8,206,285
         -----                                                                                                            ---------
                   Tax Allocation Revenue (0.7%)
         5,000     Rosemead Redevelopment Agency, California, Project #1 Ser 1993 A       5.60        10/01/33            5,003,250
         3,000     Wyandotte County, Kansas, Sales Tax 2nd Lien Area B                    5.00        12/01/20            3,082,890
         -----                                                                                                            ---------
         8,000                                                                                                            8,086,140
         -----                                                                                                            ---------

                   Transportation Facilities Revenue  (18.5%)
         5,000     California Infrastructure & Economic Development Bank, Bay Area        5.00        07/01/36            5,206,600
                        Toll Bridges Seismic Retrofit First Lien Ser 2003 A (Ambac)
        10,000     Foothill/Eastern Transportation Corridor Agency, California,           0.00#####   01/15/27            8,523,500
                         Ser 1999
         5,000     San Francisco Bay Area Rapid Transit District, California,             4.75        07/01/23            5,104,100
                         Sales Tax Ser 1998 (Ambac)
                   E-470 Public Highway Authority, Colorado,
        20,000          Ser 1997 B (MBIA)                                                 0.00        09/01/14           13,764,800
         5,000          Ser 1997 B (MBIA)                                                 0.00        09/01/16            3,108,650
        10,000     Metropolitan Washington Airport Authority, District of Columbia &      5.50        10/01/27           10,746,000
                        Virginia, Ser 2001A (AMT) (MBIA)+++
         8,500     Jacksonville, Florida, Transportation Ser 2001 (MBIA)                  5.00        10/01/26            8,805,065
         7,540     Mid-Bay Bridge Authority, Florida, Sr Lien Crossover Refg Ser          5.85        10/01/13            8,159,637
                        1993 A (Ambac)
                   Atlanta, Georgia,
         5,000          Airport Ser 2000 A (FGIC)                                         5.875       01/01/17            5,503,100
         5,000          Airport Passenger Facilities Charge Ser 2004 C (FSA)              5.00        01/01/33            5,202,750
         4,000          Airport Passenger Facilities Charge Ser 2004 J (FSA)              5.00        01/01/34            4,175,920
         3,460     Hawaii, Airport 2000 Ser B (AMT) (FGIC)                                6.625       07/01/17            3,891,566
         6,000     Regional Transportation Authority, Illinois, Refg Ser 1999 (FSA)       5.75        06/01/21            7,070,820

                   Kentucky Turnpike Authority,
        9,000           Economic Development Road Refg Ser 1995 (Ambac)                   6.50        07/01/08            9,789,750
       30,000           Resource Recovery Road 1987 Ser A                                 5.00        07/01/08           30,078,000
        7,725      Massachusetts Turnpike Authority, Western 1997 Ser A (MBIA)            5.55        01/01/17            8,272,007
        4,140      Missouri Highways & Transportation Commission, Ser A 2001              5.125       02/01/19            4,464,245
        5,000      Clark County, Nevada, Airport Sub Lien Ser 2004 (AMT) (FGIC)           5.50        07/01/23            5,412,600
        5,000      Nevada Department of Business & Industry, Las Vegas Monorail           5.375       01/01/40            5,258,700
                          1st Tier Ser 2000 (Ambac)
                   New Jersey Turnpike Authority,
       10,000           Ser 2003 A (FGIC)                                                 5.00        01/01/27           10,480,200
        3,000           Ser 2003 A (Ambac)                                                5.00        01/01/30            3,142,050
        6,595      Albuquerque, New Mexico, Airport Refg Ser 1997 (AMT) (Ambac)           6.375       07/01/15            7,053,550
                   Metropolitan Transportation Authority, New York,
        1,460           Service Contract Ser 2002 A (MBIA)                                5.50        01/01/20            1,612,920
        5,000           Service Contract Ser 2002 B (MBIA)                                5.50        07/01/24            5,523,700
       10,000           Transportation Refg Ser 2002 A (Ambac)                            5.50        11/15/18           11,121,200
       10,000      Puerto Rico Highway & Transportation Authority, Refg Ser X             5.50        07/01/15           11,081,500
                   Dallas Fort Worth International Airport, Texas,
        4,000           Refg Ser 1995 (FGIC)                                              5.625       11/01/15            4,008,160
       10,000           Ser A (AMT) (FSA)                                                 5.25        11/01/24           10,492,900
        3,500      Harris County, Texas, Sr Lien Toll Road Ser A (WI)                     5.25        08/15/35            3,671,465
        5,000      Houston, Texas, Airport Sub Lien Ser 2000 A (AMT) (FSA)                5.875       07/01/17            5,414,150
        -----                                                                                                             ---------
      223,920                                                                                                           226,139,605
      -------                                                                                                           -----------

                   Water & Sewer Revenue (14.9%)
        2,000      Phoenix, Civic Improvement Corporation, Arizona, Wastewater            5.00        07/01/27            2,101,840
                        Ser 2004 (MBIA)
        2,000      San Francisco Public Utilities Commission, California, Water           5.00        11/01/21            2,040,860
                        1996 Ser A
        4,000      Atlanta, Georgia, Water and Wastewater Ser 2004 (FSA)                  5.00        11/01/24            4,216,320
                   Augusta, Georgia,
        5,000           Water & Sewer Ser 2000 (FSA)                                      5.25        10/01/26            5,357,350
        3,000           Water & Sewer Ser 2004 A (FSA)                                    5.25        10/01/39            3,217,380
        5,000      Fulton County, Georgia, Water & Sewerage Ser 1998 (FGIC)               4.75        01/01/28            5,051,550
        8,000      Indiana Bond Bank, Revolving Fund Ser 2001A                            5.375       02/01/19            8,860,400
        8,000      Indianapolis Local Public Improvement Bond Bank, Indiana, Water        5.125       07/01/27            8,377,440
                        Works Ser 2002 A (MBIA)
        5,000      Louisville & Jefferson County Metropolitan Sewer District,             4.75        05/15/28            5,048,300
                        Kentucky, Ser 1998 A (FGIC)
        6,000      Boston Water & Sewer Commission, Massachusetts, 1998 Ser D             4.75        11/01/22            6,124,320
                        (FGIC)
        4,925      Detroit, Michigan, Water Supply Sr Lien Ser 2001 A (FGIC)              5.25        07/01/33            5,228,626
        9,000      Passaic Valley Sewerage Commissioners, New Jersey, Ser F (FGIC)        5.00        12/01/19            9,606,600
                   New York City Municipal Water Finance Authority, New York,
        5,000           Water & Sewer 2005 Ser B (Ambac)                                  5.00        06/15/28            5,273,250
        5,000           Water & Sewer 2004 Ser D                                          5.00        06/15/38            5,212,550
        2,740      North Dakota Water Commission, Water Development 2005                  5.00        08/01/24            2,904,784
                        Ser B (MBIA)
        2,725      Cleveland, Ohio, Waterworks Impr & Refg 1998 Ser I (FSA)               5.00        01/01/23            2,831,847
        5,000      Spartanburg, South Carolina, Jr Lien Water Ser 1998 (FGIC)             5.25        06/01/28            5,383,550
                   Metropolitan Government of Nashville & Davidson County, Tennessee,
        2,000           Refg 1986                                                         5.50        01/01/16            2,016,800
        5,000           Refg Ser 1998 A (FGIC)                                            4.75        01/01/22            5,101,600
        7,100      Austin, Texas, Water & Wastewater Refg Ser 2001 A (FSA)                5.75        05/15/17            7,872,622
                   Houston, Texas
       20,000           Combined Utility First Lien Refg Ser 2004 A (FSA)                 5.25        05/15/22           21,497,800
        5,000           Combined Utility First Lien Refg  Ser 2004 A (MBIA)               5.25        05/15/25            5,348,350
                   San Antonio, Texas,
        1,000           Water & Refg Ser 2002 (FSA)                                       5.50        05/15/19            1,100,850
        5,000           Water & Refg Ser 2002 (FSA)                                       5.00        05/15/28            5,163,300
        5,000      Tarrant Regional Water District, Texas, Water Ser 2002  (FSA)          5.375       03/01/16            5,474,400
        1,300      Wichita Falls, Texas, Water & Sewer Ser 2001 (Ambac)                   5.375       08/01/24            1,403,376
       10,000      Richmond, Virginia, Public Utilities Refg Ser 2002 (FSA)               5.00        01/15/33           10,334,300

                   Seattle, Washington,
       10,000           Water Refg 2003 (MBIA)                                            5.00        09/01/20           10,596,100
       10,000           Water Refg 2003 (MBIA)                                            5.00        09/01/23           10,499,500
        3,000      West Virginia State Water Development Authority, Loan Program          5.00        11/01/44            3,111,810
                        IV Ser A (FSA)
        5,000      Central Brown County Water Authority, Wisconsin, Water                 5.00        12/01/35            5,224,750
                        Ser 2005 (Ambac)
        -----                                                                                                             ---------
      171,790                                                                                                           181,582,525
      -------                                                                                                           -----------

                   Other Revenue (3.9%)
       10,000      California Economic Recovery, Ser 2004 A                               5.00        07/01/16           10,690,500
                   New Jersey Economic Development Authority,
        2,000           Cigarette Tax Ser 2004                                            5.50        06/15/31            2,083,360
        2,500           Cigarette Tax Ser 2004                                            5.75        06/15/34            2,648,050
                   New York City Transitional Finance Authority, New York,
        7,000           Refg 2003 Ser D (MBIA)                                            5.25        02/01/21            7,620,760
        8,000           Refg 2003 Ser A                                                   5.50        11/01/26            8,803,200
        5,000      New York Local Government Assistance Corporation, Ser 1993 C           5.50        04/01/17            5,644,200
       10,000      Sales Tax Asset Receivable Corporation, New York, 2005 Ser A           5.00        10/15/29           10,569,500
       ------          (Ambac)                                                                                           ----------
       44,500                                                                                                            48,059,570
       ------                                                                                                            ----------

                   Refunded (5.8%)
        5,000      Denver, Colorado, Civic Center Ser 2000 B COPs (Ambac)                 5.50        12/01/25+           5,562,100
        2,500      Mid-Bay Bridge Authority, Florida, Ser 1991 A (ETM)                    6.875       10/01/22            3,288,425
        8,000      Hawaii, 1999 Ser CT (FSA)                                              5.875       09/01/16+           8,850,320
        2,280      Massachusetts, Health & Educational Facilities Authority, Malden       5.00        08/01/16+           2,379,134
                        Hospital - FHA Ins Mtge Ser A
        7,000      New Jersey Highway Authority, Senior Parkway 1999 Ser                  5.625       01/01/30+           7,729,260
                   New York State Dormitory Authority,
        7,800           State University Ser 2000 B                                       5.375       05/15/23+           8,587,488
       11,660           Suffolk County Judicial Ser 1986 (ETM)                            7.375       07/01/16           14,100,905
                   Charlotte, North Carolina,
        4,000           Water & Sewer Ser 2000 (original maturity 06/01/19)               5.75        06/01/19+           4,463,840
        4,000           Water & Sewer Ser 2000 (original maturity 06/01/20)               5.75        06/01/20+           4,463,840
        5,000           Water & Sewer Ser 2000 (original maturity 06/01/25)               5.25        06/01/25+           5,472,350
        5,000      Salt Lake City, Utah, IHC Hospital Inc Ser 1983 (ETM)                  5.00        06/01/15            5,421,200
        -----                                                                                                             ---------
       62,240                                                                                                            70,318,862
       ------                                                                                                            ----------
    1,117,660      TOTAL TAX-EXEMPT MUNICIPAL BONDS (Cost $1,071,476,345)                                             1,154,070,745
    ---------                                                                                                         -------------

                   SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (4.9%)
       13,000      Idaho Health Facilities Authority, St Luke's Regional                  2.93*        07/01/35          13,000,000
                        Medical Center Ser 2000 (FSA) (Demand 10/03/05)
       10,800      Indiana Health Facility Financing Authority, Clarian Health            2.98*        03/01/30          10,800,000
                        Obligated Group Ser 2000 B (Demand 10/03/05)
        1,000      Michigan Strategic Fund, Ford Motor Co Refg Ser 1991 A                 7.10         02/01/06           1,001,540
       11,400      New York City Municipal  Water Finance  Authority, 2000 Ser C          2.93*        06/15/33          11,400,000
                        (Demand 10/03/05)
        1,600      Port Authority of New York & New Jersey, Versatile Structure           2.80*        05/01/19           1,600,000
                         Ser 2 (Demand 10/03/05)+++
                   Harris County Health Facilities Development Corporation, Texas,
        2,000            Medical Center Ser B (Demand 10/03/05)                           2.81*        05/15/29           2,000,000
        5,400            Methodist Hospital System Ser 2005 B (Demand 10/03/05)           2.81*        02/15/31           5,400,000
        3,400            St Luke's Episcopal Hospital Ser 2001 B (Demand 10/03/05)        2.81*        12/01/32           3,400,000
       10,500      San Antonio, Texas, Electric & Gas Refg Ser 1994 C INFLOS              6.32++++     02/01/06          10,629,570
       ------

       59,100      TOTAL SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS(Cost $58,457,383    )                               59,231,110
       ------                                                                                                            ----------

   $1,176,760      TOTAL INVESTMENTS (Cost $1,129,933,728)(b)(c)                          99.5%                       1,213,301,855
   ==========

                   OTHER ASSETS IN EXCESS OF LIABILITIES                                  0.5                             5,600,985
                                                                                          ---                             ---------

                   NET ASSETS                                                             100.0%                     $1,218,902,840
                                                                                          ======                      =============

----------------------
  AMT           Alternative Minimum Tax.
  COPs          Certificates of Participation.
  ETM           Escrowed to maturity.
  INFLOS        Inverse Floating Rate Securities (Illiquid securities).
  RITES         Residual Interest Tax-Exempt Securities (Illiquid securities).
   WI           Security purchased on a when-issued basis.
    +           Prerefunded to call date shown.
   ++           A portion of this security has been physically segregated in connection with open futures contracts in the amount of
                $325,000.
   +++          Joint exemption in locations shown.
  ++++          Current coupon rate for inverse floating rate municipal
                obligation. This rate resets periodically as the auction rate on the related security changes. Positions in inverse floating rate municipal obligations have a total value of $57,738,890 which represents 4.74 % of net assets.
     #          Currently a zero coupon security; will convert to 5.38% on
                January 1, 2011.
   # #          Currently a 6.50% coupon security; will convert to 8.00% on
                January 1, 2009.
  # # #         Currently a zero coupon security; will convert to 5.00% on
                April 1, 2009.
 # # # #        Currently a zero coupon security; will convert to 5.65% on
                June 15, 2017.
# # # # #       Currently a zero coupon security; will convert to 5.875% on
                July 15, 2009.
    *           Current coupon of variable rate demand obligation.
   (a)          Resale is restricted to qualified institutional investors.
   (b)          Securities have been designated as collateral in an amount equal to $71,276,108 in connection with open futures contracts and the purchase of when-issued securities.
   (c)          The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross
                unrealized appreciation is $84,451,282 and the aggregate gross unrealized depreciation is $1,083,154, resulting in net
                unrealized appreciation of $83,368,128.

Bond Insurance:
---------------
  Ambac         Ambac Assurance Corporation.
 Connie Lee     Connie Lee Insurance Company - A wholly owned subsidiary of
                Ambac Assurance Corporation.
    FHA         Federal Housing Administration.
   FGIC         Financial Guaranty Insurance Company.
    FSA         Financial Security Assurance Inc.
   MBIA         Municipal Bond Investors Assurance Corporation.

Futures Contracts Open at September 30, 2005:
                                                     DESCRIPTION,
  NUMBER OF                                         DELIVERY MONTH                       UNDERLYING                UNREALIZED
  CONTRACTS            LONG/SHORT                      AND YEAR                     FACE AMOUNT AT VALUE          APPRECIATION
-----------------    ----------------    --------------------------------------     ---------------------     ----------------------

      500                 Short                U.S. Treasury Notes 5 Yr
                                                    December /2005                     $(53,429,690)                $321,285

      100                 Short                U.S. Treasury Notes 10 Yr
                                                    December /2005                      (10,992,188)                 108,160
                                                                                                              ----------------------

                                         Total unrealized appreciation......................................        $429,445
                                                                                                              ======================

                        GEOGRAPHIC SUMMARY OF INVESTMENTS
                BASED ON MARKET VALUE AS A PERCENT OF NET ASSETS

Alabama                                                                    0.5%
Alaska                                                                     3.4
Arizona                                                                    3.4
Arkansas                                                                   0.2
California                                                                 6.8
Colorado                                                                   3.4
Connecticut                                                                3.1
Dist of Columbia                                                           0.9
Florida                                                                    2.3
Georgia                                                                    3.6
Hawaii                                                                     1.2
Idaho                                                                      1.1
Illinois                                                                   3.4
Indiana                                                                    3.2
Kansas                                                                     0.5
Kentucky                                                                   3.7
Maryland                                                                   1.1
Massachusetts                                                              1.7
Michigan                                                                   1.7
Missouri                                                                   1.6
Nevada                                                                     2.2
New Hampshire                                                              0.1
New Jersey                                                                 4.8
New Mexico                                                                 0.8
New York                                                                  13.5
North Carolina                                                             3.1
North Dakota                                                               0.2
Ohio                                                                       3.0
Pennsylvania                                                               1.7
Puerto Rico                                                                1.7
South Carolina                                                             1.3
Tennessee                                                                  1.5
Texas                                                                     10.6
Utah                                                                       1.8
Virginia                                                                   1.8
Washington                                                                 3.7
West Virginia                                                              0.6
Wisconsin                                                                  1.3
Joint exemptions*                                                         (1.0)
                                                                         -----
Total                                                                     99.5%
                                                                         =====

----------
* Joint exemptions has been included in each geographic location.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Tax-Exempt Securities Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 21, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 21, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 21, 2005

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.        I have reviewed this report on Form N-Q of Morgan Stanley Tax-Exempt
          Securities Trust;

2.        Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.        Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.        The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

          (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

          (b)  Omitted;

          (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our
               conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

          (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the
               registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.        The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

          (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

          (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: November 21, 2005
                                                /s/ Ronald E. Robison
                                                Ronald E. Robison
                                                Principal Executive Officer

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.        I have reviewed this report on Form N-Q of Morgan Stanley Tax-Exempt
          Securities Trust;

2.        Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.        Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.        The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

          (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

          (b)  Omitted;

          (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our
               conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

          (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the
               registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.        The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

          (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

          (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: November 21, 2005
                                                /s/ Francis Smith
                                                Francis Smith
                                                Principal Financial Officer